Share-based compensation (Summary of RSUs Activities) (Details) - Restricted Share Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Number of RSUs
Unvested, Beginning Balance	894,600
Granted	10,369,278		948,600
Forfeited	(527,274)		(54,000)
Vested	(4,963,116)	[1]
Unvested, Ending Balance	5,773,488		894,600
Weighted Average Remaining Contractual Life, Outstanding	9 years 6 months 4 days		9 years 7 months 13 days
Weighted Average Grant Date Fair Value, Granted	$ 25.69		$ 21.10

[1]	In March 2015, in connection with the acquisition of Anjuke, the Company issued 248,216 fully vested RSUs of the Company to former Anjuke's employees as part of the share consideration. In August 2015, in connection with our strategic investment in Ganji, the Company issued 4,449,002 fully vested RSUs of the Company to former Ganji's employees as part of the share consideration.